ASSETS HELD FOR SALE (Narrative) (Details) - 12 months ended Dec. 31, 2016 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Assets Held For Sale 1 | ¥		¥ 375.0
Assets Held For Sale 2	$ 61.2
Assets Held For Sale 3	13.0
Assets Held For Sale 4	$ 30.0